Stock Compensation (Details Textual) (USD $)				3 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013 Restricted Stock [Member]
Stock Compensation (Textual)
Common Stock, Shares, Issued	9,961,632	9,961,632	5,300,000	170,631
Stock price at grant date	$ 0.10	$ 0.10	$ 0.10	$ 2.02
Deferred compensation				$ 344,675
Amortized expenses				$ 54,798